Report for the Calendar Year or Quarter Ended:	September 30, 2011
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 17, 2011

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$254,927
List of Other Managers Included:		NONE




ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
A.J. GALLAGHER & CO.
COM
363576109
6559
249378
249378
249378
D
AT&T
COM
00206R102
272
9538
9538
9538
D
BOEING
COM
097023105
221
3650
3650
3650
D
CHEVRON-TEXACO CORP
COM
166764100
399
4308
4308
4308
D
CHUBB CORPORATION
COM
171232101
8254
137586
137586
137586
D
CISCO SYSTEMS
COM
17275R102
10231
660078
660078
660078
D
CONOCOPHILLIPS
COM
20825C104
8937
141135
141135
141135
D
DIAGEO PLC
COM
25243Q205
5361
70608
70608
70608
D
EBAY
COM
278642103
8127
275601
275601
275601
D
EXXON MOBIL CORP
COM
30231G102
12532
172546
172546
172546
D
HEINZ HJ CO
COM
423074103
8402
166437
166437
166437
D
ILLINOIS TOOL WORKS INC
COM
452308109
7199
173044
173044
173044
D
INT'L BUSINESS MACHINES
COM
459200101
240
1370
1370
1370
D
INTEL
COM
458140100
7051
330485
330485
330485
D
JOHNSON & JOHNSON
COM
478160104
12072
189536
189536
189536
D
LOWE'S COMPANIES, INC.
COM
548661107
10303
532742
532742
532742
D
MCDONALD'S CORP
COM
580135101
9515
108343
108343
108343
D
MEDTRONIC INC
COM
585055106
8149
245165
245165
245165
D
MERCK & CO.
COM
58933Y105
236
7222
7222
7222
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
5589
65356
65356
65356
D
NOVARTIS AG
COM
66987V109
8067
144639
144639
144639
D
ORACLE CORPORATION
COM
68389X105
9711
337875
337875
337875
D
PAYCHEX, INC.
COM
704326107
7939
301045
301045
301045
D
PEPSICO
COM
713448108
13013
210234
210234
210234
D
PFIZER INC
COM
717081103
528
29872
29872
29872
D
PROCTER & GAMBLE
COM
742718109
13570
214780
214780
214780
D
S&P BIOTECH INDEX
COM
78464A870
6306
105963
105963
105963
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
243
2146
2146
2146
D
STATE STREET CORP
COM
857477103
7834
243603
243603
243603
D
STRATASYS, INC.
COM
862685104
1464
78979
78979
78979
D
STRYKER
COM
863667101
8947
189837
189837
189837
D
SYSCO CORPORATION
COM
871829107
8855
341899
341899
341899
D
THERMO FISHER SCIENTIFIC
COM
883556102
7724
152521
152521
152521
D
UNITED TECHNOLOGIES CORP
COM
913017109
4834
68705
68705
68705
D
US BANCORP
COM
902973304
337
14306
14306
14306
D
VANGUARD STAR FD #56
COM
921909107
621
34771
34771
34771
D
WAL-MART
COM
931142103
8436
162536
162536
162536
D
WASTE MANAGEMENT
COM
94106L109
8175
251090
251090
251090
D
3D SYSTEMS
COM
88554D205
1751
125160
125160
125160
D
3M COMPANY
COM
88579Y101
6815
94935
94935
94935
S
REPORT SUMMARY
42
RECORDS
254927
0
OTHER MANAGERS